Inventories	12 Months Ended
Mar. 31, 2013
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Finished goods	¥981,612	¥1,007,659	$10,714
Raw materials	347,878	388,780	4,134
Work in process	221,036	235,476	2,504
Supplies and other	71,756	83,871	891

Total	¥1,622,282	¥1,715,786	$18,243